Accounting policies - Valuation techniques (Details) € in Millions	Dec. 31, 2021 EUR (€) numberOfIndependentDivision	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	€ 7,667	€ 8,543
Number of independent divisions | numberOfIndependentDivision	2
Financial assets and liabilities | Financial liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 79,469	81,167	€ 77,139
Financial assets and liabilities | Financial liabilities held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	10,379	9,863	9,781
Financial assets and liabilities | Financial liabilities held for trading | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	69,090	71,304	67,358
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	32,733	48,038	60,995
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	3,620	2,118	1,484
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	29,113	45,920	59,511
Financial assets and liabilities | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	5,463	6,869	6,048
Financial assets and liabilities | Derivatives | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0	0
Financial assets and liabilities | Derivatives | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	5,463	6,869	6,048
Financial assets and liabilities | Financial assets held for trading
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	116,953	114,945	108,230
Financial assets and liabilities | Financial assets held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	39,678	46,379	44,581
Financial assets and liabilities | Financial assets held for trading | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	77,275	68,566	63,649
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5,536	4,486	4,911
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,398	1,756	1,530
Financial assets and liabilities | NON-TRADING FINANCIAL ASSETS MANDATORILY AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	3,138	2,730	3,381
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	15,957	48,717	62,069
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,113	2,509	2,572
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	13,844	46,208	59,497
Financial assets and liabilities | Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	108,038	120,953	125,708
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	77,749	91,771	103,089
Financial assets and liabilities | Financial assets at fair value through other comprehensive income | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	30,289	29,182	22,619
Financial assets and liabilities | Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,761	8,325	7,216
Financial assets and liabilities | Derivatives | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,761	8,325	7,216
Liabilities under insurance contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	770	910	739
Liabilities under insurance contracts | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 770	€ 910	€ 739